FUNDVANTAGE TRUST
301 Bellevue Parkway
Wilmington, DE 19809

September 7, 2021

VIA EDGAR

Filing Desk U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	FundVantage Trust 1940 Act File No. 811-22027 1933 Act File No. 333-141120

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of FundVantage Trust (the “Trust”), that, with the exception of the Prospectus for the EIC Value Fund, Prospectus for the Polen Growth Fund, Prospectus for the Polen Global Growth Fund, Prospectus for the Polen International Small Company Growth Fund, Prospectus for the Polen U.S. SMID Company Growth Fund and Prospectus for the Polen U.S. Small Company Growth Fund, each of the Prospectuses and Statements of Additional Information (“SAIs”) dated September 1, 2021 that would have been filed under Rule 497(c) of the 1933 Act did not differ from the Prospectuses and SAIs contained in the Post-Effective Amendment No. 258 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission via EDGAR on August 30, 2021 (SEC Accession No. 0001829126-21-008893).

Please contact John P. Falco, Esq. at 215.981.4659, or John M. Ford, Esq. at 215.981.4009 to discuss any questions or comments.

Very truly yours,

/s/ Joel Weiss
Joel Weiss
President & CEO

cc:	Mr. T. Richard Keyes Mr. John P. Falco, Esq. Mr. John M. Ford, Esq.